Quarterly Holdings Report
for

Fidelity® SAI Municipal Bond Index Fund

September 30, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

MBX-QTLY-1119
1.9894032.100

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Alabama - 1.2%
Alabama Fed. Aid Hwy. Fin. Auth. Series 2015, 3.1% 9/1/29	70,000	74,465
Black Belt Energy Gas District Bonds Series 2017 A, 4%, tender 7/1/22 (Liquidity Facility Royal Bank of Canada) (a)	30,000	31,834
Selma Indl. Dev. Board Rev. (Int'l. Paper Co. Proj.) Series 2011 A, 5.375% 12/1/35	40,000	43,176
UAB Medicine Fin. Auth. Rev. Series 2017 B1, 3.25% 9/1/31	45,000	47,738

TOTAL ALABAMA		197,213

Arizona - 1.4%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	15,000	17,556
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	47,601
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	45,000	50,276
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	29,814
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2011 A, 5% 12/1/25	60,000	64,763
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1, 5.25% 12/1/24	$15,000	$17,440
Series 2007, 5.25% 12/1/23	15,000	17,012

TOTAL ARIZONA		244,462

Arkansas - 0.2%
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39	35,000	39,173
California - 14.8%
Alameda Corridor Trans. Auth. Rev. Series 2016 B, 3% 10/1/34 (FSA Insured)	10,000	10,378
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds Series 2017 G, 2%, tender 4/1/24 (a)	50,000	51,235
Series 2012 F1, 5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	25,000	27,363
California Dept. of Wtr. Resources Series AV, 4% 12/1/31	10,000	11,633
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	20,000	29,059
California Gen. Oblig.:
Series 2015, 5% 8/1/45	30,000	35,073
Series 2016:
5% 9/1/25	25,000	30,354
5% 9/1/45	10,000	11,942
Series 2017:
4% 8/1/37	25,000	28,477
5% 11/1/22	95,000	106,032
Series 2019, 5% 4/1/45	130,000	163,140
California Health Facilities Fing. Auth. Rev.:
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51	80,000	87,338
Series 2013 A3, 5% 7/1/23	40,000	45,743
Series 2016 B, 5% 11/15/46	25,000	29,567
Series 2017 A, 5% 11/1/27	30,000	38,607
California Infrastructure and Econ. Dev. Bank Rev. Series 2016, 5% 10/1/26	25,000	31,123
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (FSA Insured) (b)	30,000	31,643
California State Univ. Rev.:
Series 2015 A, 5% 11/1/26	15,000	18,396
Series 2017 A, 5% 11/1/21	100,000	108,047
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	30,000	33,839
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	30,815
East Bay Muni. Util. District Wastewtr. Sys. Rev. Series 2015 A, 5% 6/1/37	65,000	77,111
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 0% 1/1/29 (Escrowed to Maturity)	30,000	25,630
Series 2013 A, 0% 1/15/24 (FSA Insured)	10,000	9,227
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	33,686
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30	40,000	45,206
Series 2015 A, 5% 6/1/35	10,000	11,777
Grossmont Union High School District Series 2016 B, 3% 8/1/45	30,000	30,408
Long Beach Cmnty. College Series 2012 B, 5% 8/1/39 (Pre-Refunded to 8/1/22 @ 100)	75,000	83,351
Long Beach Unified School District Series 2012, 5% 8/1/29	105,000	115,945
Los Angeles Cmnty. College District Series A, 5% 8/1/30	20,000	23,421
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2019 A, 5% 7/1/44	45,000	55,851
Los Angeles Dept. Arpt. Rev. Series 2016 A, 5% 5/15/28 (b)	50,000	60,145
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A, 5% 7/1/23	40,000	45,026
Series 2014 D, 5% 7/1/44	45,000	51,803
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2014 A, 5% 7/1/44	25,000	28,903
Los Angeles Unified School District:
Series 2016 A, 5% 7/1/40	30,000	35,398
Series A, 5% 7/1/22	20,000	22,019
Metropolitan Wtr. District of Southern California Wtr. Rev. Series 2017 A, 2.5% 7/1/25	50,000	53,566
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	25,000	25,476
Palo Alto Unified School District Gen. Oblig. Series 2008 2, 0% 8/1/33	15,000	11,154
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	37,625
Riverside Elec. Rev. Series 2019 A, 5% 10/1/26	50,000	63,077
San Bernardino Cmnty. College District Series B, 0% 8/1/48	45,000	18,653
San Diego Cmnty. College District Series 2016, 5% 8/1/41	5,000	6,037
San Diego Unified School District:
Series 1998 G1, 5.25% 7/1/27	10,000	12,987
Series R1, 0% 7/1/30	35,000	27,956
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2017 A1, 4% 8/1/42	40,000	45,224
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2018 G, 5% 5/1/27 (b)	65,000	79,971
Series 2019 A, 5% 5/1/49 (b)	25,000	30,200
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2011, 5% 11/1/20	85,000	88,522
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/25 (Escrowed to Maturity)	50,000	46,665
Santa Clara County Fing. Auth. Lease Rev. Series 2018 A, 3.5% 4/1/39	40,000	42,597
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	38,820
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	36,188
Univ. of California Revs. Series 2017 AV, 5% 5/15/47	60,000	72,474
Westminster Redev. Agcy. Series 2016, 3% 11/1/41	25,000	25,431
Yuba Cmnty. College District Series 2016 A, 3% 8/1/37	30,000	30,904

TOTAL CALIFORNIA		2,508,238

Colorado - 1.3%
Colorado Health Facilities Auth. Rev. Series 2011 A, 5.25% 2/1/31 (Pre-Refunded to 2/1/21 @ 100)	80,000	84,066
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	30,000	33,719
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	30,817
Denver City & County Arpt. Rev.:
Series 2017 A, 5% 11/15/28 (b)	30,000	37,045
Series 2018 B, 3.5% 12/1/35	10,000	10,957
E-470 Pub. Hwy. Auth. Rev. Series 2000 B, 0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	22,233

TOTAL COLORADO		218,837

Connecticut - 2.7%
Connecticut Gen. Oblig. Series 2016 G, 5% 11/1/20	390,000	405,018
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2018 A, 5% 1/1/27	20,000	24,517
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	31,213

TOTAL CONNECTICUT		460,748

Delaware - 0.0%
Delaware Gen. Oblig. Series 2017, 3.25% 3/1/37	6,000	6,376
District Of Columbia - 2.3%
District of Columbia Gen. Oblig.:
Series 2015 A, 5% 6/1/30	125,000	148,739
Series 2016 A, 5% 6/1/32	40,000	48,436
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	30,516
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2012 C, 5% 10/1/27	35,000	38,750
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B, 0% 10/1/36 (Assured Guaranty Corp. Insured)	5,000	3,018
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2012 A, 5% 10/1/28 (b)	50,000	55,017
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/26	50,000	61,513

TOTAL DISTRICT OF COLUMBIA		385,989

Florida - 3.5%
Broward County Arpt. Sys. Rev. Series 2015 A, 5% 10/1/33 (b)	35,000	40,975
Central Florida Expressway Auth. Sr. Lien Rev. Series 2016 B, 4% 7/1/40	5,000	5,489
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2018 A, 4% 6/1/37	55,000	63,246
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/30 (b)	30,000	36,602
Halifax Hosp. Med. Ctr. Rev. Series 2015, 4% 6/1/38	25,000	26,471
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A, 5% 10/1/28	35,000	39,268
Miami Beach Series 2019, 3.25% 5/1/49	25,000	25,706
Miami-Dade County Aviation Rev. Series 2012 A, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (b)	100,000	110,251
Miami-Dade County Cap. Asset Acquisition Series 2016, 0% 10/1/32	25,000	16,811
Miami-Dade County Edl. Facilities Rev. Series 2018 A, 4% 4/1/53	25,000	27,193
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/22	70,000	76,390
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) Series 2015 B, 5% 7/1/27	40,000	46,550
Orange County Tourist Dev. Tax Rev. Series 2016 B, 4% 10/1/36	30,000	33,581
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	29,421
South Broward Hosp. District Rev. Series 2016 A, 3.5% 5/1/39	15,000	15,678

TOTAL FLORIDA		593,632

Georgia - 2.0%
Atlanta Wtr. & Wastewtr. Rev. Series 2015, 5% 11/1/32	30,000	35,509
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/41	85,000	91,183
Forsyth County Wtr. & Swr. Auth. Series 2015, 5% 4/1/41	50,000	58,030
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2017 A, 4% 2/15/42	20,000	21,454
Georgia Gen. Oblig. Series 2018 A:
3% 7/1/33	25,000	26,953
5% 7/1/27	20,000	25,418
Georgia Hsg. & Fin. Auth. Series 2017 C, 3.65% 12/1/42	15,000	15,848
Georgia Hsg. & Fin. Auth. Rev. Series 2016 A, 3.35% 12/1/41	20,000	20,731
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2018 A, 3% 7/1/23	25,000	26,531
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	15,000	15,131

TOTAL GEORGIA		336,788

Hawaii - 0.4%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	20,000	21,430
Hawaii Gen. Oblig.:
Series 2016 FG, 5% 10/1/30	30,000	36,888
Series FW, 3.5% 1/1/38	5,000	5,461
Honolulu City and County Wastewtr. Sys. Series 2018 A, 3.375% 7/1/42	5,000	5,261

TOTAL HAWAII		69,040

Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2018 A, 5% 3/1/27	25,000	30,675
Illinois - 6.1%
Chicago Gen. Oblig. Series 2019 A, 5% 1/1/40	25,000	28,434
Chicago Midway Arpt. Rev. Series 2014 A, 5% 1/1/26 (b)	60,000	67,853
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 A, 5% 1/1/35	145,000	146,225
Series 2012 A, 5% 1/1/24 (b)	50,000	53,842
Series 2013 B, 5% 1/1/26	65,000	72,350
Series 2017 B, 5% 1/1/33	10,000	12,054
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/22	30,000	32,477
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	43,399
Illinois Fin. Auth. Rev.:
Series 2013, 4% 8/15/42	50,000	52,379
Series 2014 A, 5% 10/1/21	20,000	21,413
Series 2016:
4% 7/1/30	60,000	67,607
4% 12/1/31	25,000	27,108
Series 2019, 5% 7/1/27	15,000	18,800
Illinois Gen. Oblig.:
Series 2012 A, 5% 1/1/34	15,000	15,674
Series 2017 C, 5% 11/1/29	65,000	74,218
Illinois Sales Tax Rev.:
Series 2011, 3.75% 6/15/25	50,000	51,084
Series 2013, 5% 6/15/22	35,000	37,577
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2015 A, 5% 1/1/40	25,000	28,839
Metropolitan Pier & Exposition:
Series 2002, 0% 12/15/23	20,000	18,171
Series 2012 B:
4.25% 6/15/42	20,000	20,332
5% 12/15/28	10,000	10,707
Series 2017 B, 0% 12/15/56 (FSA Insured)	50,000	12,953
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/28	25,000	30,240
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	60,357
Springfield Elec. Rev. Series 2015, 4% 3/1/40 (FSA Insured)	30,000	31,967

TOTAL ILLINOIS		1,036,060

Indiana - 0.3%
Carmel Loc Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	10,000	12,096
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/54	25,000	30,616
Series 2011 A, 5.5% 2/1/33	5,000	5,259

TOTAL INDIANA		47,971

Iowa - 0.2%
Iowa Fin. Auth. Rev. Series 2016, 5% 8/1/26	30,000	37,205
Kansas - 0.4%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	20,000	20,565
Kansas Dept. of Trans. Hwy. Rev. Series 2015 A, 3% 9/1/24	50,000	53,904

TOTAL KANSAS		74,469

Kentucky - 0.7%
Kentucky Econ. Dev. Fin. Auth. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	56,148
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prarie State Proj.) Series 2015 A, 5% 9/1/23	20,000	22,479
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	35,899

TOTAL KENTUCKY		114,526

Louisiana - 1.3%
Lafayette Util. Sys. Rev. Series 2012, 5% 11/1/28	90,000	99,557
Louisiana Gen. Oblig. Series 2017 A, 5% 4/1/25	25,000	29,719
Louisiana Pub. Facilities Auth. Hosp. Rev. Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (a)	50,000	55,952
Shreveport Wtr. & Swr. Rev. Series 2014 B, 4% 12/1/38	25,000	27,106

TOTAL LOUISIANA		212,334

Maryland - 2.4%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	46,734
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2016, 4% 11/1/29	85,000	95,981
Maryland Gen. Oblig.:
Series 2019, 5% 3/15/30	30,000	39,150
Series A, 5% 3/15/30	30,000	38,325
Montgomery County Gen. Oblig. Series 2014 A, 5% 11/1/29	85,000	100,185
Washington Suburban San. District Series 2016 2, 5% 6/1/34	65,000	78,612

TOTAL MARYLAND		398,987

Massachusetts - 3.9%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series A, 5.25% 7/1/28	30,000	39,290
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	30,000	35,893
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 A, 5% 7/15/40	25,000	36,252
Series 2016 I, 3% 7/1/32	25,000	26,137
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (b)	45,000	51,983
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.) Series 2016 A, 5% 6/15/27	55,000	67,788
Massachusetts Gen. Oblig.:
Series 2015 D, 5% 9/1/26	50,000	60,296
Series 2016 B, 4% 7/1/33	25,000	28,359
Series 2017 F, 5% 11/1/44	5,000	6,048
Series 2019 A, 5% 1/1/49	70,000	85,758
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2016 B, 5% 11/15/46	20,000	23,915
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2011 C, 5.25% 8/1/42	190,000	202,667

TOTAL MASSACHUSETTS		664,386

Michigan - 1.9%
Detroit Swr. Disp. Rev. Series 2012 A, 5% 7/1/22	40,000	43,663
Detroit Wtr. Supply Sys. Rev. Series C, 5.25% 7/1/25	20,000	21,305
Michigan Bldg. Auth. Rev. Series IA, 5% 10/15/22	30,000	32,225
Michigan Fin. Auth. Rev. Series 2016, 5% 11/15/23	55,000	62,652
Michigan Hosp. Fin. Auth. Rev. Series 2008 C, 5% 12/1/20	125,000	130,234
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2016 A, 3.35% 12/1/31	15,000	15,818
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018, 5% 12/31/31 (b)	15,000	18,487

TOTAL MICHIGAN		324,384

Minnesota - 1.2%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	35,000	35,375
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	20,000	22,995
Minnesota Gen. Oblig.:
Series 2017 A, 5% 10/1/28	30,000	38,164
Series 2018 B, 3.25% 8/1/36	55,000	59,439
Saint Cloud Health Care Rev.:
Series 2016 A, 3.25% 5/1/39	15,000	15,335
Series 2019, 5% 5/1/48	20,000	24,360

TOTAL MINNESOTA		195,668

Missouri - 0.8%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2014 A, 5% 6/1/29	55,000	63,192
Missouri Health & Edl. Facilities Rev. Series 2017 C, 3.625% 11/15/47	25,000	26,493
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev. (IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	51,377

TOTAL MISSOURI		141,062

Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Proj. No. 3) Series 2012, 5% 9/1/42 (Pre-Refunded to 9/1/42 @ 100)	70,000	75,956
Nevada - 0.7%
Clark County Fuel Tax Series 2019, 5% 6/1/25	25,000	29,943
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	50,000	62,167
Clark County School District Series 2019 A, 3% 6/15/39 (FSA Insured)	30,000	30,772

TOTAL NEVADA		122,882

New Jersey - 4.8%
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN:
4% 3/1/29	15,000	15,750
5% 3/1/26	40,000	43,797
Series 2014 UU:
5% 6/15/30	10,000	11,183
5% 6/15/40	35,000	38,436
New Jersey Edl. Facility Series 2015 A, 5% 7/1/22	145,000	159,638
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	10,000	10,897
Series 2014, 5% 6/1/21	55,000	58,310
Series 2016, 5% 6/1/24	25,000	28,927
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017, 5% 10/1/27	10,000	11,896
Series 2017 A, 4% 7/1/52	25,000	27,232
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A, 5% 12/1/27	35,000	43,807
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2013 A, 5% 1/1/32 (Pre-Refunded to 7/1/22 @ 100)	35,000	38,553
Series 2015 E, 5% 1/1/45	45,000	51,569
Series 2017 E, 5% 1/1/29	10,000	12,647
New Jersey Trans. Trust Fund Auth.:
Series 2010 A:
0% 12/15/29	30,000	22,755
0% 12/15/33	10,000	6,527
Series 2011 B, 5.5% 6/15/31	60,000	63,633
Series 2019 AA, 4.5% 6/15/49	65,000	70,972
Passaic Valley Swr. Series F, 2.5% 12/1/32 (FGIC Insured)	95,000	95,000

TOTAL NEW JERSEY		811,529

New Mexico - 0.2%
Albuquerque School District #12 Series 2014 B, 5% 8/1/22	30,000	33,110
New York - 12.6%
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (FSA Insured)	25,000	25,297
Dorm. Auth. New York Univ. Rev.:
Series 2017 A:
5% 7/1/24	30,000	35,259
5% 10/1/29	35,000	43,768
Series 2018 A, 5% 7/1/21	10,000	10,677
Series 2018 B, 5% 10/1/38	45,000	56,838
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 4% 2/15/44	30,000	33,400
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2017, 5% 9/1/23	55,000	62,781
New York City Gen. Oblig.:
Series 2008 J, 3% 8/1/26	45,000	49,668
Series 2019 D, 5% 12/1/34	25,000	31,569
Series 2019 E, 5% 8/1/34	70,000	88,654
New York City Hsg. Dev. Corp. Multifamily Hsg. Series 2019 E1, 3.25% 11/1/49	35,000	35,700
New York City Indl. Dev. Agcy. Rev. Series 2009 A, 0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	10,559
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2015 HH, 5% 6/15/29	5,000	5,974
Series 2016 CC1, 4% 6/15/38	25,000	28,021
Series 2018 AA, 5% 6/15/37	25,000	30,508
Series 2019 DD, 5.25% 6/15/49	60,000	74,195
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2015 S2, 5% 7/15/40	80,000	93,424
New York City Transitional Fin. Auth. Rev.:
Series 2016 A, 5% 5/1/40	105,000	124,651
Series 2017 B, 4% 8/1/37	50,000	56,262
New York City Trust Cultural Resources Rev. Series 2016 1E, 4% 4/1/26	50,000	58,777
New York Dorm. Auth. Personal Income Tax Rev. Series 2013 A, 5% 2/15/43	215,000	240,017
New York Dorm. Auth. Rev. Series 2015 A:
5% 7/1/21	60,000	63,832
5% 5/1/33	35,000	41,377
New York Dorm. Auth. Sales Tax Rev. Series 2017 A, 5% 3/15/43	75,000	89,758
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series 2017 A, 3.5% 6/15/36	40,000	43,273
(New York Muni. Wtr. Fin. Auth. Proj.) Series 2018 A, 5% 6/15/30	30,000	38,426
New York Metropolitan Trans. Auth. Rev.:
Series 2012 F, 5% 11/15/25	45,000	49,771
Series 2013 C, 5% 11/15/21	50,000	53,748
Series 2019 B, 4% 11/15/49 (FSA Insured)	75,000	83,562
New York State Envir. Facilities Corp. Rev. Series 2019 A, 5% 2/15/49	30,000	37,666
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	10,000	10,332
New York Thruway Auth. Personal Income Tax Rev. Series 2010 A, 5% 3/15/26	120,000	124,236
New York Trans. Dev. Corp. (LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 1/1/51 (FSA Insured) (b)	20,000	21,078
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	10,000	11,236
Series 2019 A, 5% 3/15/44	25,000	30,639
Port Auth. of New York & New Jersey Series 211, 4% 9/1/43	55,000	62,539
Suffolk County Gen. Oblig. Series 2015 C, 5% 5/1/27	10,000	11,494
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	51,097
Triborough Bridge & Tunnel Auth. Revs. Series 2019 A, 5% 11/15/49	40,000	49,671
Util. Debt Securitization Auth. Series 2017, 5% 12/15/41	50,000	61,665

TOTAL NEW YORK		2,131,399

New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey Series 202, 5% 10/15/30 (b)	30,000	36,832
North Carolina - 1.1%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2013 A, 5% 1/15/39	80,000	86,811
Mecklenburg County Gen. Oblig. Series 2018, 3.25% 3/1/34	65,000	70,237
North Carolina Ltd. Oblig. Series 2019 A, 5% 5/1/25	30,000	35,849

TOTAL NORTH CAROLINA		192,897

Ohio - 2.0%
Columbus Gen. Oblig. Series 2016 A, 4% 8/15/27	30,000	34,332
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	36,762
Ohio Gen. Oblig. Series 2015 A, 5% 9/1/23	25,000	28,558
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/33	40,000	49,606
Ohio Hosp. Rev. 5% 1/15/41	30,000	34,664
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	47,388
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/43	30,000	15,068
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	69,354
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	15,000	15,668

TOTAL OHIO		331,400

Oklahoma - 1.9%
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	40,000	44,968
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2016 A, 5% 1/1/47	10,000	11,585
Series A, 5% 1/1/23 (FSA Insured)	220,000	221,987
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 C, 5% 1/1/47	30,000	35,500

TOTAL OKLAHOMA		314,040

Oregon - 1.4%
Clackamas County School District No. 46 Series B, 0% 6/15/34	20,000	13,863
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2013 A, 5% 11/15/38	80,000	90,138
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	35,000	40,187
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2015 D, 5% 4/1/27	70,000	83,538

TOTAL OREGON		227,726

Pennsylvania - 4.2%
Allegheny County Series C77, 5% 11/1/43	25,000	30,632
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	30,000	32,941
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/22	20,000	22,176
Series 2015:
5% 3/15/24	70,000	80,882
5% 8/15/32	60,000	70,816
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016 C, 5% 8/15/25	55,000	66,211
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2012 114C, 3.3% 10/1/32	35,000	35,590
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2014 C, 5% 12/1/44	50,000	57,009
Series 2017 B, 5.25% 6/1/47	55,000	65,275
Series 2019, 5% 12/1/32	10,000	12,611
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/21 (b)	115,000	121,646
Philadelphia Auth. For Indl. Series 2017 A, 4% 9/1/42	25,000	27,420
Philadelphia Auth. For Indl. Dev. (The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	45,000	50,731
Philadelphia Gen. Oblig. Series 2015 B, 5% 8/1/25	15,000	17,890
Philadelphia School District Series 2018 B, 4% 9/1/43	20,000	22,163

TOTAL PENNSYLVANIA		713,993

South Carolina - 0.7%
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 A, 5.5% 12/1/54	25,000	28,473
Series 2014 C, 3% 12/1/46 (c)	85,000	85,076
Series 2016 A, 3.25% 12/1/35	10,000	10,417

TOTAL SOUTH CAROLINA		123,966

Tennessee - 2.8%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 3% 8/1/39	20,000	19,669
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	30,000	33,231
Series 2016 A, 4% 1/1/42	15,000	16,077
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32	70,000	78,867
Tennessee Energy Acquisition Corp. Series 2006 C, 5% 2/1/24	15,000	16,860
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	60,842
Tennessee Hsg. Dev. Agcy. Series 2012 2C, 3.8% 7/1/43	50,000	51,328
Tennessee School Board Auth. Series 2012 A, 5% 5/1/39	180,000	195,316

TOTAL TENNESSEE		472,190

Texas - 8.2%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	61,936
Austin Independent School District:
Series 2016 A, 5% 8/1/30	55,000	67,184
Series 2017, 4% 8/1/33	5,000	5,675
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	40,000	42,559
Cypress-Fairbanks Independent School District Series 2019, 5% 2/15/30	45,000	58,406
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 D, 5.25% 11/1/25	35,000	37,920
Series 2013 F, 5% 11/1/21	30,000	32,285
Denton Independent School District Series 2014, 5% 8/15/38	60,000	69,145
Frisco Independent School District Series 2019, 4% 8/15/39	35,000	40,328
Grand Parkway Trans. Corp. Series 2018 A, 5% 10/1/37	40,000	49,174
Harris County Gen. Oblig. Series 2016 A, 5% 8/15/33	35,000	42,095
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B, 0% 9/1/23 (AMBAC Insured)	25,000	23,332
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (St. John's School Proj.) Series 2013 A, 5% 9/1/42	25,000	27,284
Houston Independent School District Series 2013 A:
5% 2/15/22	25,000	27,176
5% 2/15/24	15,000	16,821
Houston Wtr. & Swr. Sys. Rev.:
Series 1998 A, 0% 12/1/27 (Escrowed to Maturity)	50,000	43,161
Series A, 0% 12/1/21 (Escrowed to Maturity)	75,000	72,614
Katy Independent School District Series 2019, 4% 2/15/40	35,000	39,566
Leander Independent School District:
Series 2014 D, 0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	70,000	29,984
Series 2016 A, 0% 8/16/44	40,000	15,841
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	10,000	11,909
Midland County # 1 (City of Midland Proj.) Series 2012 A, 0% 9/15/35	50,000	28,144
North Texas Tollway Auth. Rev.:
Series 2015 A, 5% 1/1/27	100,000	117,998
Series 2017 B, 5% 1/1/25	35,000	39,005
San Antonio Elec. & Gas Sys. Rev. Series 2015, 5% 2/1/32	45,000	53,875
Sherman Independent School District Series 2018 A, 5% 2/15/41	50,000	61,078
Texas A&M Univ. Rev. Series 2017 E, 5% 5/15/35	50,000	61,168
Texas Gen. Oblig.:
Series 2016 A, 5% 4/1/30	50,000	60,602
Series 2017 B, 5% 10/1/33	35,000	43,431
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	15,000	12,054
Texas Wtr. Dev. Board Rev. Series 2017 A, 5% 10/15/47	60,000	72,677
Univ. of Texas Board of Regents Sys. Rev. Series 2017 B, 3.375% 8/15/44	15,000	15,806

TOTAL TEXAS		1,380,233

Utah - 0.1%
Utah Transit Auth. Sales Tax Rev. Series 2015 A, 5% 6/15/26	10,000	11,997
Virginia - 2.1%
Commonwealth Trans. Board Grant Anticipation Rev.:
Series 2017 A, 5% 9/15/23	10,000	11,437
Series 2017, 5% 3/15/27	15,000	18,837
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (a)	90,000	101,366
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2017 A, 5% 2/1/23	80,000	89,658
Virginia Commonwealth Trans. Board Rev. Series 2014, 5% 5/15/28	50,000	58,026
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2018 A, 5% 8/1/28	25,000	32,433
Virginia Small Bus. Fing. Auth. (95 Express Lanes LLC Proj.) Series 2017, 5% 1/1/40 (b)	35,000	37,303

TOTAL VIRGINIA		349,060

Washington - 3.4%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1, 5% 11/1/27	45,000	55,764
Energy Northwest Elec. Rev. Series 2017 A, 5% 7/1/26	50,000	54,948
King County Gen. Oblig. Series 2015 E, 5% 12/1/29	45,000	54,520
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	35,000	37,621
Port of Seattle Rev. Series 2018 B, 5% 5/1/24 (b)	75,000	86,402
Washington Gen. Oblig.:
Series 2014 B, 5% 8/1/29	25,000	28,354
Series 2015 H, 5% 7/1/29	15,000	17,680
Series 2016 C, 5% 2/1/35	30,000	35,792
Series R, 5% 7/1/29	100,000	117,865
Washington Health Care Facilities Auth. Rev. Bonds Series 2012 B, 5%, tender 10/1/21 (a)	50,000	53,482
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	40,258

TOTAL WASHINGTON		582,686

West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	20,000	20,661
Wisconsin - 2.1%
Milwaukee Gen. Oblig. Series 2016 B3, 3% 3/1/31	50,000	52,314
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016, 5% 3/1/29	40,000	48,628
Wisconsin Gen. Oblig. Series 2016 2, 5% 11/1/29	65,000	79,297
Wisconsin Health & Edl. Facilities:
Series 2014 A, 5% 11/15/25	10,000	11,720
Series 2016 A:
3.125% 11/15/36	50,000	51,679
3.5% 2/15/46	20,000	20,448
Wisconsin St Envir. Imp Series 2017, 5% 6/1/29	65,000	78,181
Wisconsin Trans. Rev. Series 2017 1, 5% 7/1/28	10,000	12,588

TOTAL WISCONSIN		354,855

TOTAL MUNICIPAL BONDS
(Cost $16,603,452)		16,625,635
TOTAL INVESTMENT IN SECURITIES - 98.3%
(Cost $16,603,452)		16,625,635
NET OTHER ASSETS (LIABILITIES) - 1.7%		284,300
NET ASSETS - 100%		$16,909,935

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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